INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8:-	INTANGIBLE ASSETS

a.	Intangible assets:

	December 31,
	2015	2016
Original amounts:

Capitalized software costs	$67,106	$71,349
Customer relationships	31,936	53,370
Backlog and non-compete agreement	2,371	2,712
Acquired technology	5,075	12,375

	106,488	139,806
Accumulated amortization:

Capitalized software costs	53,096	57,286
Customer relationships	16,336	21,684
Backlog and non-compete agreement	2,039	2,260
Acquired technology	1,442	2,396

	72,913	83,626

Intangible assets, net	$33,575	$56,180

b.	Amortization expenses amounted to $ 7,919, $ 9,093 and $ 10,715 for the years ended December 31, 2014, 2015 and 2016, respectively.

c.	The estimated future amortization expense of intangible assets as of December 31, 2016 is as follows:

2017	$11,843
2018	9,844
2019	8,110
2020	6,691
2021	5,118
2022 and thereafter	14,574

$56,180